Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Significant Accounting Policies [Abstract]
Schedule of detailed information about property, plant and equipment	The estimated useful lives for each asset class are as follows:

Equipment	3 years
Computer hardware and computer-related software	3 years
Furniture and fittings	5 years
Leasehold improvements	Shorter of the remaining lease term or 7 years
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements and Other	Construction in progress*	Total
	(U.S. $ in thousands)
As of June 30, 2021
Opening cost balance	$9,652	$12,065	$19,687	$103,100	$11,261	$155,765
Additions	1,077	170	2,051	4,807	21,872	29,977
Transfer to assets held for sale	—	—	—	—	(35,123)	(35,123)
Disposals	(311)	(2,694)	(643)	(1,266)	—	(4,914)
Effect of change in exchange rates	12	(4)	93	355	1,990	2,446
Closing cost balance	10,430	9,537	21,188	106,996	—	148,151

Opening accumulated depreciation	(5,618)	(8,611)	(8,388)	(35,500)	—	(58,117)
Depreciation expense	(2,150)	(1,897)	(3,442)	(16,053)	—	(23,542)
Impairment	—	—	—	(3,676)	—	(3,676)
Effect of change in exchange rates	(7)	4	(31)	(99)	—	(133)
Disposals	230	1,442	602	1,264	—	3,538
Closing accumulated depreciation and impairment	(7,545)	(9,062)	(11,259)	(54,064)	—	(81,930)
Net book balance	$2,885	$475	$9,929	$52,932	$—	$66,221

As of June 30, 2022
Opening cost balance	$10,430	$9,537	$21,188	$106,996	$—	$148,151
Additions	78	16,818	6,409	28,628	—	51,933
Disposals	(1,160)	(7,720)	(2,230)	(14,631)	—	(25,741)
Effect of change in exchange rates	(208)	(311)	(210)	(1,326)	—	(2,055)
Closing cost balance	9,140	18,324	25,157	119,667	$—	172,288

Opening accumulated depreciation	(7,545)	(9,062)	(11,259)	(54,064)	—	(81,930)
Depreciation expense	(1,641)	(1,648)	(3,180)	(12,296)	—	(18,765)
Effect of change in exchange rates	130	88	119	1,083	—	1,420
Disposals	1,153	7,720	2,149	14,519	—	25,541
Closing accumulated depreciation and impairment	(7,903)	(2,902)	(12,171)	(50,758)	—	(73,734)
Net book balance	$1,237	$15,422	$12,986	$68,909	$—	$98,554
The following table sets forth the carrying amounts of property and equipment, net in assets held for sale and the movements during the fiscal year ended June 30, 2022:

Fiscal Year Ended June 30, 2022
(U.S. $ in thousands)
Balance at the beginning of period	$34,092
Additions	26,899
Effect of change in exchange rates	(3,509)
Balance at the end of period	$57,482

Schedule of detailed information about intangible assets	The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	5 - 12 years
Customer relationships	3 - 10 years
Acquired developed technology	4 - 6 years
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2021
Opening cost balance	$27,795	$214,744	$128,502	$371,041
Additions	1,800	23,005	1,849	26,654
Disposals	(220)	(6,900)	(310)	(7,430)
Closing cost balance	29,375	230,849	130,041	390,265

Opening accumulated amortization	(23,205)	(147,146)	(71,000)	(241,351)
Amortization charge	(1,124)	(21,691)	(8,939)	(31,754)
Disposals	220	6,900	310	7,430
Closing accumulated amortization	(24,109)	(161,937)	(79,629)	(265,675)
Net book balance	$5,266	$68,912	$50,412	$124,590

As of June 30, 2022
Opening cost balance	$29,375	$230,849	$130,041	$390,265
Additions	4,018	3,769	861	8,648
Disposals	—	—	(1,400)	(1,400)
Closing cost balance	33,393	234,618	129,502	397,513

Opening accumulated amortization	(24,109)	(161,937)	(79,629)	(265,675)
Amortization charge	(1,305)	(22,441)	(8,652)	(32,398)
Disposals	—	—	1,400	1,400
Closing accumulated amortization	(25,414)	(184,378)	(86,881)	(296,673)
Net book balance	$7,979	$50,240	$42,621	$100,840